Other Non-current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-current Assets
13.
Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Long-term interest receivables	$—	$7,284
Prepayment for a long-term investment	1,903	1,871
Long-term VAT recoverable	—	853
Long-term deposits	772	695
Equipment in-transit	63	23
Others	150	181
Other non-current assets	$2,888	$10,907